Derivative Instruments - Additional Information (Details) - Interest rate swap contracts [Member] - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Derivative Instruments
Carrying amount of derivative liabilities	$ 18.3	$ 30.1
Notional amount	$ 472.6	$ 516.2